Fixed Assets	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets
7. Fixed Assets
Fixed assets are included in other assets in the consolidated statements of financial condition and consist of the following:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Computer hardware and software	$9,899	$7,506
Land	—	750
Buildings	188	265
Furniture, fixtures, and equipment	139	133
Leasehold improvements	109	109
Other	73	73

Fixed assets, gross	10,408	8,836
Accumulated depreciation and amortization	(6,551)	(3,271)
Internal use software in process	487	1,771

Fixed assets, net	$4,344	$7,336

Depreciation and amortization expense related
to
fixed assets was $3.6 million, $0.6 million, $1.8 million and $0.9 million, for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively. The majority of our depreciation and amortization expense is related to the amortization of capitalized computer software costs, which was $3.4 million, $0.6 million, $1.6 million and $0.7 million, for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively. As of March 31, 2023 and March 31, 2022, the unamortized computer software cost
s
were $3.5 million and $4.3 million, respectively.